Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Inventories [Abstract]
Finished products	$ 4,511,970	$ 3,859,259
Work in process	544,413	546,473
Raw materials	1,005,232	1,015,266
Supplies	699,698	686,167
Inventory total	$ 6,761,314	$ 6,107,165